Structured entities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2013	Dec. 31, 2020
Disclosure of information about consolidated structured entities [line items]
Non-controlling interests	€ 504	€ 736		€ 1,022
Transfer of financial assets			€ 2,000
Fee income recognised	18	17
Combined interest and FX rate risk
Disclosure of information about consolidated structured entities [line items]
Fair value of swap	(40)	(34)
Financial assets, amounts recognized in income statement	(6)	0
Fee income recognised	1	1
Subsidiaries in Germany, Belgium and Australia
Disclosure of information about consolidated structured entities [line items]
Bonds issued	24,880	22,597
Mont Blanc
Disclosure of information about consolidated structured entities [line items]
Undrawn borrowing facilities	2,446	2,581
Borrowing facility	0	0
Securitisations
Disclosure of information about consolidated structured entities [line items]
Non-controlling interests	1,000	1,000
Borrowing facility	444	662
Consolidated structured entities | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	65,000	74,000
Securitisation, issued externally | Securitisations
Disclosure of information about consolidated structured entities [line items]
Securitisations	€ 1,000	€ 1,000